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Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Tel: 202.739.3000
Fax: 202.739.3001
www.morganlewis.com

November 19, 2010

US Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: SPDR(R) Series Trust: Post-Effective Amendment No. 53 to the Registration
    Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-57793 and 811-08839)

Ladies and Gentlemen:

On behalf of SPDR(R) Series Trust (the "Trust"), we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 53 ("PEA No. 53") to the Trust's Registration Statement on Form N-1A. PEA No. 53 is being filed to reflect the addition of a sub-adviser for the SPDR Barclays Capital Emerging Markets Government Bond ETF (the "Fund"). Additionally, PEA No. 53 reflects a change in the Fund's name to SPDR Barclays Capital Emerging Markets Local Bond ETF, as well as other conforming changes. The Trust will be filing a post-effective amendment pursuant to Rule 485(b) on or about January 18, 2011 to finalize all disclosure.

Please contact me at (202) 739-5676 with your questions or comments.

Sincerely,


/s/ Beau Yanoshik

Beau Yanoshik

Enclosures